Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Cash payments (refunds) for interest and income taxes
Interest	$ 34,609	$ 26,199	$ 24,479
Income taxes	$ (102)	$ (14)	$ (678)